SELECTED STATEMENTS OF PROFIT OR LOSS DATA	12 Months Ended
Dec. 31, 2025
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
SELECTED STATEMENTS OF PROFIT OR LOSS DATA

NOTE 20: — SELECTED STATEMENTS OF PROFIT OR LOSS DATA

a.	Cost of revenue:

	Year ended December 31,
	2025	2024	2023
Labor	$5,001	$3,932	$4,145
Credit card fees	1,208	1,079	1,045
Servers	1,116	1,109	996
Services and tools	175	180	194
Depreciation and amortization	1,553	1,345	1,180
Share- based compensation	476	378	692
Other	248	262	227
	$9,777	$8,285	$8,479

b.	Research and development:

Labor	$9,645	$8,394	$8,976
Servers	158	205	285
Software	312	225	228
Depreciation and amortization	336	329	374
Share- based compensation	1,136	855	1,337
Other	355	267	307
	$11,942	$10,275	$11,507

c.	Selling and marketing:

Labor	$9,247	$7,910	$7,569
Marketing and Promotion (*)	—	351	320
Digital Advertising	1,419	1,525	1,990
Software tools	461	404	360
Depreciation and amortization	1,396	1,202	1,074
Share- based compensation	1,006	907	1,336
Trade shows	492	367	306
Web site	17	72	108
Other	1,165	1,142	1,321
	$15,203	$13,880	$14,384

(*)expense related to share issuance for the DACC (see Note 16c.1).

NOTE 20: - SELECTED STATEMENTS OF PROFIT OR LOSS DATA (Cont.)

d.	General and administrative:

	Year ended December 31,
	2025	2024	2023
Labor	$5,009	$4,188	$4,974
D&O insurance	691	1,067	1,623
Rent and related	584	693	681
Consulting	1,754	1,916	2,497
Office expenses	738	685	608
Software tools	697	651	665
Depreciation & Amortization	164	207	163
Goodwill impairment	—	3,000	—
Share- based compensation	1,688	1,485	2,061
Changes in the fair value of contingent consideration	—	—	(1,583)
Other	369	400	718
	$11,694	$14,292	$12,407